Note 13 - Financial Instruments - Denominated Monetary Assets and Liabilities (Details) - Currency risk [member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	$ 66,249	$ 45,687
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	12,984	12,304
Loans and receivables, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	$ 699,419	$ 673,099